SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Reconciliations of Assets and Liabilities (Details)	Dec. 31, 2023 CNY (¥)
Significant Unobservable Inputs (Level 3) | Fair Value, Recurring
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Available-for- sale debt investment, Net unrealized fair value increase recognized in other comprehensive loss	¥ (2,934)